RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions
A summary of balances due from related parties and affiliated companies at June 30, 2025 and December 31, 2024 is as follows:

(in thousands of $)	June 30,	December 31,
	2025	2024
Frontline (Management) Cyprus Limited	515	686
Receivables due from related parties and affiliated companies	515	686

A summary of balances due to related parties and affiliated companies at June 30, 2025 and December 31, 2024 is as follows:

(in thousands of $)	June 30,	December 31,
	2025	2024
Seatankers Management Co. Ltd	(74)	(29)
Frontline (Management) Cyprus Limited	(110)	(48)
Frontline Corporate Services Ltd	(18)	(23)
Flex LNG Fleet Management AS	(624)	(358)
Front Ocean Management AS	—	(65)
Payables due to related parties and affiliated companies	(826)	(523)
A summary of income from related parties and affiliated companies is as follows:

(in thousands of $)	Six months ended
	June 30,
	2025	2024
Seatankers Services (UK) LLP	—	6
Avance Gas AS	3	15
SFL Corporation	(5)	—
Total income from related parties and affiliated companies	(2)	21

A summary of expenses from related parties and affiliated companies is as follows:

(in thousands of $)	Six months ended
	June 30,
	2025	2024
Administrative service fees
Seatankers Management Co Ltd	(188)	(99)
Frontline Management (Bermuda) Limited	—	(96)
Frontline (Management) Cyprus Limited	(115)	(48)
Front Ocean Management AS	(403)	(273)
Front Ocean Management Ltd	(84)	(129)

Technical management fees
Flex LNG Fleet Management AS	(1,935)	(1,812)
Total expenses from related parties and affiliated companies	(2,725)	(2,457)